Supplement to currently effective Statement of Additional Information of each of the listed funds

Scudder Balanced Fund                             Scudder Limited Term Tax Free Fund
Scudder California Tax Free Fund                  Scudder Managed Municipal Bonds
Scudder California Tax Free Money Fund            Scudder Massachusetts Limited Term Tax Free Fund
Scudder Cash Investment Trust                     Scudder Massachusetts Tax Free Fund
Scudder Development Fund                          Scudder Medium Term Tax Free Fund
Scudder Dividend & Growth Fund                    Scudder Money Market Series
Scudder Emerging Markets Growth Fund              Scudder New York Tax Free Fund
Scudder Emerging Markets Income Fund              Scudder New York Tax Free Money Fund
Scudder Financial Services Fund                   Scudder Ohio Tax Free Fund
Scudder Global Bond Fund                          Scudder Pacific Opportunities Fund
Scudder Global Discovery Fund                     Scudder Pathway Series:
Scudder Global Fund                                  Balanced Portfolio
Scudder GNMA Fund                                    Conservative Portfolio
Scudder Gold Fund                                    Growth Portfolio
Scudder Government Money Market Series               International Portfolio
Scudder Greater Europe Growth Fund                Scudder Pennsylvania Tax Free Fund
Scudder Growth and Income Fund                    Scudder Real Estate Investment Fund
Scudder Health Care Fund                          Scudder S&P 500 Index Fund
Scudder High Yield Bond Fund                      Scudder Short Term Bond Fund
Scudder High Yield Tax Free Fund                  Scudder Tax Free Money Fund
Scudder Income Fund                               Scudder Tax Free Money Market Series
Scudder International Bond Fund                   Scudder Tax Managed Growth Fund
Scudder International Fund                        Scudder Tax Managed Small Company Fund
Scudder International Growth Fund                 Scudder Technology Fund
Scudder International Growth and Income Fund      Scudder U.S. Treasury Money Fund
Scudder International Value Fund                  Scudder Value Fund
Scudder Large Company Growth Fund
Scudder Large Company Value Fund
Scudder Latin America Fund

   Zurich Insurance Company ("Zurich"), which is the majority owner of each Fund's investment manager, Scudder Kemper Investments, Inc. ("Scudder Kemper"), has combined its businesses with the financial services businesses of B.A.T Industries p.l.c. ("B.A.T"). The resulting company, Zurich Financial Services ("Zurich Financial Services"), has become Zurich's parent company. As a result of the Zurich-B.A.T transaction, the former shareholders of B.A.T indirectly own a 43% interest in Zurich through a new holding company, Allied Zurich p.l.c. This change in ownership of Zurich may be deemed to have caused a "change in control" of Scudder Kemper, even though Scudder Kemper's operations will not change as a result. The Investment Company Act of 1940, which regulates investment companies such as your Fund, requires that fund shareholders approve a new investment management agreement whenever there is a change in control of a fund's investment manager (even in the most technical sense). Although this transaction will have virtually no effect on the operations of Scudder Kemper or the Funds, each Fund's shareholders approved a new investment management agreement for the Fund to assure that there is no interruption in the services Scudder Kemper provides to the Fund. A special meeting of shareholders (the "special meeting") of each Fund was held on December 15, 1998 (December 17, 1998 for Scudder Classic Growth Fund, Scudder Value Fund and Scudder Global Discovery Fund), at which time the shareholders approved the new investment management agreements. Each new investment management agreement (each an "Investment Management Agreement" and, collectively, the "Investment Management Agreements") is effective as of September 7, 1998 and will be in effect for an initial term ending on the same date as would the corresponding previous investment management agreement.

   Each Fund's Investment Management Agreement is substantially identical to the corresponding previous investment management agreement, except for the dates of execution and termination and, in the case of certain funds, the addition of certain breakpoints in fee structures.

   Each Fund's fundamental lending policy has been amended by a vote of shareholders at the special meeting. As a matter of fundamental policy, each Fund may not:

    o make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

   In addition, Scudder S&P 500 Index Fund has amended its fundamental borrowing policy by a vote of shareholders at the special meeting. As a matter of fundamental policy, the Fund may not:

     o borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


December 28, 1998